NON-CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other receivable	$ 11,137	$ 11,047	$ 10,668
Rent deposits	12,925	23,941	11,016
Security deposits	5,491	5,491	5,491
Total Non-current assets	$ 29,553	$ 40,479	$ 27,175